Quarterly Report
November 30, 2021
MFS®  Global Real
Estate Fund
GRE-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Construction – 8.6%
American Homes 4 Rent, “A”, REIT	2,002,972	$80,299,147
AvalonBay Communities, Inc., REIT	377,415	90,153,121
Mid-America Apartment Communities, Inc., REIT	360,394	74,331,263
		$244,783,531
Engineering - Construction – 1.3%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	9,824,018	$16,786,850
Fibra Uno Administracion S.A. de C.V., REIT	20,530,541	18,862,150
		$35,649,000
Forest & Paper Products – 3.1%
Rayonier, Inc., REIT	1,386,135	$52,354,319
Weyerhaeuser Co., REIT	979,740	36,848,021
		$89,202,340
Medical & Health Technology & Services – 4.3%
Encompass Health Corp.	438,095	$25,243,034
Medical Properties Trust, Inc., REIT	2,047,921	43,600,238
Welltower, Inc., REIT	659,814	52,534,391
		$121,377,663
Network & Telecom – 6.1%
CoreSite Realty Corp., REIT	310,533	$53,116,669
Equinix, Inc., REIT	147,585	119,868,537
		$172,985,206
Real Estate – 69.0%
Advance Residence Investment Corp., REIT	13,025	$40,101,604
Alexandria Real Estate Equities, Inc., REIT	273,368	54,692,737
Allied Properties, REIT	571,473	18,453,373
Ascendas India Trust, REIT	21,411,000	21,810,333
Big Yellow Group PLC, REIT	2,476,148	53,491,819
Boston Properties, Inc., REIT	281,713	30,379,930
Brixmor Property Group, Inc., REIT	2,022,337	45,987,943
Douglas Emmett, Inc., REIT	979,327	32,092,546
Embassy Office Parks, REIT	5,185,693	24,781,420
Equity Lifestyle Properties, Inc., REIT	849,400	69,056,220
ESR Cayman Ltd. (a)	14,672,800	48,408,706
Extra Space Storage, Inc., REIT	467,303	93,460,600
Goodman Group, REIT	4,550,242	79,148,774
Grainger PLC	11,158,755	43,921,915
Granite REIT	707,378	54,565,759
Host Hotels & Resorts, Inc., REIT (a)	3,098,762	48,650,564
Japan Logistics Fund, Inc., REIT	11,484	31,901,411
Katitas Co. Ltd.	1,579,700	58,168,174
LEG Immobilien SE	298,475	41,804,833
Mapletree Commercial Trust, REIT	42,455,500	63,291,597
Mapletree Logistics Trust, REIT	14,999,700	20,380,421
National Retail Properties, Inc., REIT	999,920	44,096,472
National Storage, REIT	24,057,667	42,960,433
Phillips Edison & Co., REIT	747,498	23,449,012
Prologis, Inc., REIT	1,376,679	207,534,359
Shaftesbury PLC, REIT	6,059,816	49,564,399
Shurgard Self Storage S.A.	677,063	41,813,082
Simon Property Group, Inc., REIT	650,987	99,496,853
Sino Land Co. Ltd.	20,327,635	24,237,957

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
STAG Industrial, Inc., REIT	1,322,639	$57,640,608
STORE Capital Corp., REIT	1,550,371	51,069,221
Sun Communities, Inc., REIT	366,111	69,041,212
Swire Properties Ltd.	13,207,200	31,164,204
Unite Group PLC, REIT	1,381,987	19,500,899
Urban Edge Properties, REIT	2,134,528	36,777,918
VICI Properties, Inc., REIT	1,948,701	53,004,667
Vonovia SE, REIT	1,060,070	58,909,075
Warehouses De Pauw, REIT	1,479,831	68,590,864
		$1,953,401,914
Specialty Stores – 0.2%
Multiplan Empreendimentos Imobiliarios S.A.	1,705,959	$5,947,650
Telecommunications - Wireless – 3.5%
American Tower Corp., REIT	147,062	$38,600,834
Cellnex Telecom S.A.	1,018,733	60,124,190
		$98,725,024
Telephone Services – 1.5%
Helios Tower PLC (a)	19,461,306	$42,499,168
Total Common Stocks		$2,764,571,496
	Strike Price	First Exercise
Rights – 0.2%
Real Estate – 0.2%
Mapletree Logistics Trust, REIT (1 share for 1 right, Expiration 12/28/21) (a)	SGD 1.84	12/06/21	554,988	$5,712
Vonovia SE, REIT (7 shares for 20 rights, Expiration 12/08/21) (a)	EUR 40.00	11/24/21	1,060,070	3,738,923
Total Rights				$3,744,635

Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.05% (v)	60,126,506	$60,126,506

Other Assets, Less Liabilities – 0.1%		4,167,949
Net Assets – 100.0%		$2,832,610,586
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $60,126,506 and $2,768,316,131, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
SGD	Singapore Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,683,380,436	$—	$—	$1,683,380,436
United Kingdom	69,065,298	97,413,734	—	166,479,032
Japan	31,901,411	98,269,778	—	130,171,189
Australia	—	122,109,207	—	122,109,207
Belgium	—	110,403,946	—	110,403,946
Singapore	21,810,333	83,677,730	—	105,488,063
Germany	104,452,831	—	—	104,452,831
Hong Kong	—	103,810,867	—	103,810,867
Canada	73,019,132	—	—	73,019,132
Other Countries	144,220,008	24,781,420	—	169,001,428
Mutual Funds	60,126,506	—	—	60,126,506
Total	$2,187,975,955	$640,466,682	$—	$2,828,442,637
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$42,420,492	$387,371,587	$369,665,573	$—	$—	$60,126,506
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,070	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2021, are as follows:
United States	61.1%
United Kingdom	5.9%
Japan	4.6%
Australia	4.3%
Germany	4.3%
Belgium	3.9%
Singapore	3.7%
Hong Kong	3.6%
Canada	2.6%
Other Countries	6.0%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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